Document and Entity Information	Oct. 08, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 08, 2021
Entity Registrant Name	ESS TECH, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39525
Entity Tax Identification Number	98-1550150
Entity Address, Address Line One	26440 SW Parkway Ave.
Entity Address, Address Line Two	Bldg. 83
Entity Address, City or Town	Wilsonville
Entity Address, State or Province	OR
Entity Address, Postal Zip Code	97070
City Area Code	855
Local Phone Number	423-9920
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001819438
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	1133 Connecticut Avenue NW
Entity Address, Address Line Two	Ste. 700
Entity Address, City or Town	Washington
Entity Address, State or Province	DC
Entity Address, Postal Zip Code	20036
City Area Code	202
Local Phone Number	454-1100
Common Stock, $0.0001 par value per share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	GWH
Security Exchange Name	NYSE
Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50 [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50
Trading Symbol	GWH.W
Security Exchange Name	NYSE